Additional Information-Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Additional Information-Parent Company Only Condensed Financial Information
Additional Information-Parent Company Only Condensed Financial Information

26. Additional Information—Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the condensed financial information of the Company is required to be presented. The Company did not have significant capital and other commitments or guarantees as of December 31, 2021.

26. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(a)Condensed balance sheets of So-Young International Inc.

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
			Note 2(e)
Assets
Current assets:
Cash and cash equivalents	6,300	55,806	8,757
Amounts due from VIE companies	—	39,681	6,227
Amounts due from Group companies	1,820,349	1,457,100	228,651
Term deposits and short-term investments	262,216	318,881	50,039
Prepayment and other current assets	5,008	6,027	946
Total current assets	2,093,873	1,877,495	294,620
Non-current assets:
Investment in subsidiaries and VIE companies	518,262	617,773	96,942
Long-term investments	7,591	7,418	1,164
Amount due from VIE companies-non current	13,443	—	—
Total non-current assets	539,296	625,191	98,106
Total assets	2,633,169	2,502,686	392,726

Liabilities
Amounts due to VIE companies	9,348	35,529	5,575
Amounts due to Group companies	25,884	20,068	3,149
Accrued expenses and other current liabilities	1,566	900	141
Total liabilities	36,798	56,497	8,865

Shareholders’ deficit:
Treasury stock	—	(217,712)	(34,164)
Class A Ordinary shares (US$ 0.0005 par value; 750,000,000 shares authorized as of December 31, 2020 and December 31, 2021; 70,212,159 shares issued and outstanding as of December 31, 2020; 71,736,059 and 69,092,367 shares issued and outstanding as of December 31, 2021, respectively)	224	230	36
Class B Ordinary shares (US$ 0.0005 par value; 20,000,000 shares authorized as of December 31, 2020 and 2021; 12,000,000 shares issued and outstanding as of December 31, 2020 and 2021)	37	37	6
Additional paid-in capital	2,892,268	2,999,562	470,697
Statutory reserve	10,562	20,331	3,190
Accumulated deficit	(254,228)	(272,368)	(42,740)
Accumulated other comprehensive loss	(52,492)	(83,891)	(13,164)
Total shareholders’ equity	2,596,371	2,446,189	383,861
Total liabilities and shareholders’ equity	2,633,169	2,502,686	392,726

26. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(b)Condensed statements of comprehensive income/(loss) of So-Young International Inc.

	For the Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(e)

Operating expenses:
General and administrative expenses	(3,581)	(7,574)	(9,556)	(1,500)
Loss from operations	(3,581)	(7,574)	(9,556)	(1,500)
Share of profit/(loss) of subsidiaries and VIE	157,317	763	(1,412)	(222)
Income from non-operations	22,988	12,618	2,597	407
Net income/(loss)	176,724	5,807	(8,371)	(1,315)
Accretions of convertible redeemable preferred shares to redemption value	(50,219)	—	—	—
Net income/(loss) attributable to ordinary shareholders of the Company	126,505	5,807	(8,371)	(1,315)

Net income/(loss)	176,724	5,807	(8,371)	(1,315)
Other comprehensive loss:
Foreign currency translation adjustment	55,335	(144,225)	(31,399)	(4,927)
Total comprehensive income/(loss)	232,059	(138,418)	(39,770)	(6,242)

(c) Condensed statements of cash flows of So-Young International Inc.

	For the Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities:
Net cash generated from operating activities	30,796	43,212	12,117	1,901

Cash flows from investing activities:
Purchase of short-term investments	(674,916)	(402,913)	(610,841)	(95,854)
Proceeds from maturities of short-term investments	5,996	808,562	549,344	86,204
Loans to Group companies	(1,294,894)	(823,116)	(446,270)	(70,030)
Repayments from Group companies	661,371	365,401	764,712	120,000
Other investing activities with external parties	(8,250)	(8,266)	—	—
Net cash (used in)/generated from investing activities	(1,310,693)	(60,332)	256,945	40,320

Cash flows from financing activities:
Proceeds from initial public offering, net of issuance cost	1,272,860	—	—	—
Other financing activities with external parties	1,819	696	(216,743)	(34,012)
Net cash (used in)/provided by financing activities	1,274,679	696	(216,743)	(34,012)

Effect of exchange rate changes on cash and cash equivalents	48,069	(51,506)	(2,813)	(441)
Net increase/(decrease) in cash and cash equivalents	42,851	(67,930)	49,506	7,768
Cash and cash equivalents at beginning of year	31,379	74,230	6,300	989
Cash and cash equivalents at end of year	74,230	6,300	55,806	8,757